Equity and Remuneration to Shareholders - Reserves - Schedule of Capital Reserves and Profit Reserves (Detail) - BRL (R$) R$ in Millions	Apr. 23, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reserves within equity [abstract]
Investment-related subsidies		R$ 1,857	R$ 1,857	R$ 1,857
Goodwill on issuance of shares		69	69	69
Shares in treasury		(1)	(1)	(1)
Capital reserves and shares in Treasury	R$ 324	1,925	1,925	1,925
Legal reserve		853	853	853
Statutory Reserve		57	57	57
Retained earnings reserve		3,341	2,813	2,906
Incentives tax reserve		58	57	50
Reserve for mandatory dividends not distributed		1,420	1,420	797
Profit reserves		R$ 5,729	R$ 5,200	R$ 4,663